Decommissioning Liability (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Provisions for Changes in Decommissioning Liability [Roll Forward]
Expected to be incurred within one year	$ (40.0)	$ (41.6)
Decommissioning liability	566.4	633.9
Decommissioning liability, undiscounted cash flows	$ 847.7	$ 894.9
Discount rate applied to cash flow projections	3.02%	3.28%
Inflation rate used to extrapolate cash flow projections	1.62%	2.09%
Decommissioning liability
Provisions for Changes in Decommissioning Liability [Roll Forward]
Decommissioning liability, beginning of year	$ 675.5	$ 918.8
Liabilities incurred	19.8	21.6
Liabilities acquired through capital acquisitions	40.1	3.4
Liabilities disposed through capital dispositions	(18.2)	(46.7)
Liabilities settled	(45.4)	(43.1)
Revaluation of acquired decommissioning liabilities	38.5	3.8
Change in estimates	(3.0)	(11.4)
Change in discount and inflation rate estimates	(19.6)	(163.0)
Accretion	22.7	19.2
Reclassified as liabilities associated with assets held for sale	(104.0)	(28.4)
Foreign exchange	0.0	1.3
Decommissioning liability, end of year	606.4	675.5
Expected to be incurred within one year	(40.0)	(41.6)
Decommissioning liability		633.9
Proceeds from government subsidy programs	5.4	23.0
Provision for decommissioning, restoration and rehabilitation costs	$ 606.4	$ 675.5